OTHER OPERATING INCOME, NET	12 Months Ended
Dec. 31, 2025
Other Income and Expenses [Abstract]
OTHER OPERATING INCOME, NET

10. OTHER OPERATING INCOME, NET

	For the fiscal year ended March 31,	For the nine months ended December 31,	For the year ended December 31,
	2024	2024	2025
	RMB	RMB	RMB

Gains from derecognition and waiver of operating payables (i)	10,604	9,703	45,383
Government grant (ii)	6,135	21,511	15,223
Others	1,262	463	479
	18,001	31,677	61,085

(i)	The payables derecognized primarily consist of the waiver of the payable to Webank and certain long-aged payables related to the Company’s certain businesses carried out in PRC and were ceased in early 2020, resulting in gains of RMB10.6 million, RMB9.7 million and RMB45.4 million recorded for the fiscal year ended March 31, 2024, the nine months ended December 31, 2024 and the year ended December 31, 2025, respectively. As of December 31, 2025, the remaining payables related to the Company’s divested business was amounted to RMB63.6 million. The derecognition of the remaining payables is subject to certain conditions to be met including those under the relevant PRC laws and regulations.

(ii)	During the year ended December 31, 2025, the Company received several cash-based government subsidies which are primarily intended to support the business operations in the Hefei and Xi’an superstore. All conditions associated with these subsidies have been satisfied, and the cash received does not need to be refunded under any circumstances. The Company recorded these subsidies under “Other operating income, net” in the Consolidated Statements of Comprehensive Loss.

UXIN LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except for share and per share data, unless otherwise noted)